Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2012
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

NOTE 3-               FIXED ASSETS

Fixed assets as of March 31, 2012 (unaudited) and September 30, 2011 were as follows:

	Estimated Useful	(unaudited)
	Life (Years)	March 31,	September 30,
		2012	2011

Furniture and fixtures	5	$551	$689
Trading platform	5	2,300,000	-
Computer equipment	3	1,840,424	1,357,963

		4,140,975	1,358,652
Less: accumulated depreciation		582,349	118,139
Fixed assets, net		$3,558,626	$1,240,513

There was $464,349 and $81,572 charged to operations for depreciation expense for continuing operations for the six months ended March 31, 2012 and 2011, respectively.